Cover Page	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	ALPHA HEALTHCARE ACQUISITION CORP. III
Entity Central Index Key	0001842939
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1177 Avenue of the Americas
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
City Area Code	646
Local Phone Number	494-3296
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, State or Province	NY
Entity Tax Identification Number	86-1645738
Amendment Description	Amendment No. 4
Entity Primary SIC Number	6770
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	1177 Avenue of the Americas
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
City Area Code	646
Local Phone Number	494-3296
Entity Address, State or Province	NY
Contact Personnel Name	Rajiv Shukla